Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Held-to-maturity securities, fair value	$ 34,952,000,000	$ 19,216,000,000
Held-to-maturity securities, pledged as collateral	1,482,000,000	155,000,000
Available-for-sale securities pledged as collateral	1,906,000,000	6,831,000,000
Mortgage loans, carried at fair value	7,957,000,000	6,925,000,000
Time deposits	$ 100,000	$ 100,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, share-authorized (actual number of shares)	4,000,000,000	4,000,000,000
Common stock, shares issued (actual number of shares)	2,125,725,742	2,125,725,742
Treasury stock, shares(actual number of shares)	256,294,227	215,904,019